Document and Entity Information	Feb. 27, 2025
Cover [Abstract]
Entity Registrant Name	TPI COMPOSITES, INC
Amendment Flag	false
Entity Central Index Key	0001455684
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-37839
Entity Tax Identification Number	20-1590775
Entity Address, Address Line One	9200 E. Pima Center Parkway
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	(480)
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	TPIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false